Deferred income tax - Gross movement on deferred income tax account is as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross movement on deferred income tax accounts
Deferred tax liability (asset) at beginning of period	¥ 17,995	¥ 7,071
Acquisition of subsidiaries (Note 29)		(1,385)
Disposal of subsidiaries (Note 30)	7,479	(750)
Credited to consolidated statement of comprehensive income	20,006	13,073
Translation adjustment		(14)
Deferred tax liability (asset) at end of period	45,480	17,995
Deferred income tax assets
Balance at the beginning	32,646	19,900
Acquisition of subsidiaries (Note 29)		18,914
Disposal of subsidiaries (Note 30)	(6,887)	(15,331)
Credited to consolidated statement of comprehensive income	20,006	9,193
Translation adjustment		(30)
Balance at the end	45,765	32,646
Deferred income tax liabilities
Balance at the beginning	14,651	12,829
Acquisition of subsidiaries (Note 29)		20,297
Disposal of subsidiaries (Note 30)	(14,366)	(14,581)
(Credited)/Charge to consolidated statement of comprehensive income		(3,880)
Translation adjustment		(14)
Balance at the end		14,651
Tax losses
Deferred income tax assets
Balance at the beginning	27,988	17,478
Acquisition of subsidiaries (Note 29)		13,422
Disposal of subsidiaries (Note 30)	(6,144)	(10,017)
Credited to consolidated statement of comprehensive income	21,479	7,135
Translation adjustment		(30)
Balance at the end	43,323	27,988
Others
Deferred income tax assets
Balance at the beginning	4,658	2,422
Acquisition of subsidiaries (Note 29)		5,492
Disposal of subsidiaries (Note 30)	(743)	(5,314)
Credited to consolidated statement of comprehensive income	(1,473)	2,058
Balance at the end	2,442	4,658
Deferred income tax liabilities
Balance at the beginning	226	581
Disposal of subsidiaries (Note 30)	(226)
(Credited)/Charge to consolidated statement of comprehensive income		(341)
Translation adjustment		(14)
Balance at the end		226
Medical licenses and tradenames
Deferred income tax liabilities
Balance at the beginning	14,425	12,248
Acquisition of subsidiaries (Note 29)		20,297
Disposal of subsidiaries (Note 30)	(14,140)	(14,581)
(Credited)/Charge to consolidated statement of comprehensive income		(3,539)
Balance at the end	¥ 285	¥ 14,425